Share-based compensation - Summary of incentive subscription rights (Detail)	12 Months Ended
	Dec. 31, 2021 shares kr / shares	Dec. 31, 2020 shares kr / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Openning balance, of outstanding	56,344,093
Ending balance, of outstanding	71,756,399	56,344,093	56,344,093
Openning balance, of outstanding , Weighted average exerise price | kr / shares	kr 3.82
Ending balance, of outstanding , Weighted average exerise price | kr / shares	kr 1.84	kr 3.82
Incentive Subscription Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Openning balance, of outstanding	56,344,093	52,875,043	52,875,043
Granted	21,885,200	36,414,800	36,414,800
Exercised	(1,767,879)	(52,150)	(52,150)
Cancelled		(25,962,800)	(25,962,800)
Forfeited	(3,165,015)	(4,363,500)	(4,363,500)
Expired	(1,540,000)	(2,567,300)	(2,567,300)
Ending balance, of outstanding	56,344,093	56,344,093	56,344,093
Openning balance, of outstanding , Weighted average exerise price | kr / shares	kr 1.66	kr 4.01
Granted , Weighted average exerise price | kr / shares	2.53	1.62
Exercised , Weighted average exerise price | (per share)	1.33		$ 1.65
Cancelled , Weighted average exerise price | kr / shares		5.40
Forfeited , Weighted average exerise price | kr / shares	1.97	4.28
Expired , Weighted average exerise price | kr / shares	5.22	7.32
Ending balance, of outstanding , Weighted average exerise price | kr / shares	kr 1.84	kr 1.66